Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Dec. 02, 2025
Loss Contingencies [Line Items]
Payments for warrants	$ 5.3
Fair value of expected cash settlement amount		$ 5.3
Payment related to exercises of cash settlement option	4.7
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherLiabilitiesCurrent
Loss Contingencies [Line Items]
Remaining expected cash settlement amount	$ 0.6